Equity Method Investments, Equity Method Investments Measured at Fair Value (Details) - USD ($)			6 Months Ended
		Jan. 01, 2026	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Equity Method Investments Measured at Fair Value [Abstract]
Beginning balance		$ 139,745,917	$ 139,745,917
First time consolidation	[1]		23,155,175
Unrealized gain on equity method investments revalued at fair value at end of the period			69,600,528
Unrealized foreign exchange gain from equity method investments measured at fair value	[2]		7,409,798
Unrealized foreign exchange loss from equity method investments measured at fair value - OCI portion	[2]		(5,642,029)
Ending balance			234,269,389
Equity Method Investments [Abstract]
Net loss			(1,141,892)
Distributions amount			7,837,525	$ 5,797,456
Payments to acquire additional ownership percentage			$ 3,150,494	24,119,428
MPC CSI GmbH [Member]
Equity Method Investments Measured at Fair Value [Abstract]
Ending balance		$ 130,006,587
Equity Method Investments [Abstract]
Percentage of subsidiary investment reflected after consolidation		100.00%	100.00%
Ownership interest					82.19%
Additional ownership percentage acquired		0.00%
Payments to acquire additional ownership percentage		$ 0
MPC Container Ships ASA [Member]
Equity Method Investments Measured at Fair Value [Abstract]
Beginning balance		133,674,134	$ 133,674,134
Ending balance			$ 227,922,012
Equity Method Investments [Abstract]
Ownership percentage held by investee					16.68%
Ownership interest			20.10%		17.14%
Net loss				(25,077,549)
Net gain			$ 69,385,123
Distributions amount			7,837,525	10,610,587
MPC Energy Solutions N.V. [Member]
Equity Method Investments Measured at Fair Value [Abstract]
Beginning balance		$ 6,071,783	6,071,783
Ending balance			$ 6,347,377
Equity Method Investments [Abstract]
Ownership interest			20.50%		20.50%
Net gain			$ 215,405	$ 262,900

[1]	The investment in MPC CSI GmbH, which holds 16.68% of the investment in MPCC, was consolidated for the first time as of January 1, 2026, following the termination of a voting agreement between the Company and a third-party investor. As a result, 100% of the subsidiary’s investment in MPCC is reflected in the Company’s unaudited condensed consolidated balance sheet. The impact of the first-time consolidation in the amount of $23,155,175 is, therefore, solely attributable to non-controlling interests.
[2]	The amount presented includes foreign exchange differences arising from (i) translation into the functional currency to reflect end-of-period exchange rates, with any gains or losses included in the unaudited interim condensed consolidated statements of comprehensive income, and (ii) translation of the accounts of foreign subsidiaries with non-USD functional currencies, with the resulting cumulative translation adjustments recorded in Other Comprehensive Income (OCI) in the unaudited interim condensed consolidated statements of comprehensive income and accumulated in Accumulated Other Comprehensive Income (AOCI) within equity.